Acquisitions (Tables) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Wyndham Vacation Rentals North America, LLC
Business Acquisition [Line Items]
Schedule of purchase consideration

Fair Value
Cash consideration paid to Wyndham Destinations, Inc.	$156,404
Fair value of Vacasa's common units issued to Wyndham Destinations, Inc.	1,172
Total purchase consideration	$157,576

Schedule of fair value of assets acquired and liabilities assumed

The acquisition was accounted for under the acquisition method of accounting. The following table summarizes the final allocation of fair value of assets acquired and liabilities assumed in the transaction (in thousands):

Amount
Cash	$42,429
Other current assets	9,838
Property, plant, and equipment	35,539
Identifiable intangible assets	79,247
Other assets	1,201
Total assets acquired	168,254
Current liabilities	(62,553)
Other liabilities	(2,677)
Total liabilities assumed	(65,230)
Net assets purchased	103,024
Goodwill	54,552
Total purchase consideration	$157,576

The Company’s identifiable intangible assets acquired consisted of the following as of the acquisition date (in thousands):

	Estimated Useful Life	Fair Value
Trademarks and tradenames	2 years	$5,500
Database and listings	5 years	14,540
Favorable leasehold interests	2 years	127
Homeowner contracts	10 years	59,080
Total identifiable intangible assets		$79,247

Schedule of pro forma financial information

Year ended December 31, 2019
Revenue	$505,957
Net loss	(85,261)

TurnKey Vacation Rentals, Inc.
Business Acquisition [Line Items]
Schedule of purchase consideration

Fair Value
Cash consideration paid to TurnKey Vacation Rentals, Inc.	$45,000
Fair value of Vacasa’s common stock units issued to TurnKey Vacation Rentals, Inc.	573,800
Total purchase consideration	$618,800

Schedule of fair value of assets acquired and liabilities assumed

The acquisition was accounted for under the acquisition method of accounting. The preliminary fair values assigned to the assets acquired and liabilities assumed were based on the Company’s estimates and assumptions using various market, income, and cost valuation approaches. The following table summarizes the preliminary allocation of fair value of assets acquired and liabilities assumed in the transaction (in thousands):

Amount
Cash and cash equivalents	$40,461
Restricted cash	14,444
Accounts receivable, net	3,548
Prepaid expenses and other current assets	7,614
Property and equipment	1,494
Intangible assets	107,600
Total assets acquired	175,161
Accounts payable	(8,446)
Funds payable to owners	(20,393)
Hospitality and sales taxes payable	(5,575)
Deferred revenue	(5,953)
Future stay credits	(10,601)
Accrued expenses and other liabilities	(8,474)
Other long-term liabilities	(5,850)
Total liabilities assumed	(65,292)
Net assets purchased	109,869
Goodwill	508,931
Total purchase consideration	$618,800

Summary of preliminary identifiable intangible assets

The Company’s preliminary identifiable intangible assets acquired consisted of the following as of the acquisition date (in thousands):

	Estimated Useful Life	Fair Value
Homeowner contracts	5 years	$102,300
Database and listings	1 year	$3,400
Trademark, trade name, brand name	1 year	$1,900
Total identifiable intangible assets		$107,600

Schedule of pro forma financial information

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue	$329,927	$224,569	$728,516	$452,486
Net income (loss)	32,917	8,773	(33,309)	(81,501)